Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 88,983	$ 66,933
Amounts due from related parties	$ 705	$ 2,230
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 4,288	$ 3,304
Derivative assets	2,276	8,112
Other current assets	15,192	14,793
Total current assets	111,444	95,372
Long-term assets:
Vessels, net of accumulated depreciation	1,557,021	1,462,192
Right-of-use assets	875	1,269
Deferred tax assets	2,662	3,326
Derivative assets	1,908	5,189
Accrued income	10,927	4,817
Total Long-term assets	1,573,393	1,476,793
Total assets	1,684,837	1,572,165
Current liabilities:
Trade accounts payable	9,607	5,766
Accrued expenses	18,428	11,465
Current portion of long-term debt	381,126	256,659
Current lease liabilities	406	1,172
Current portion of derivative liabilities	247
Income taxes payable	46	60
Current portion of contract liabilities	9,024	2,889
Prepaid charter	5,650	7,276
Amount due to related parties	$ 2,392	$ 1,835
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current liabilities	$ 426,926	$ 287,122
Long-term liabilities:
Long-term debt	573,974	648,075
Lease liabilities	469	97
Derivative liabilities	909
Contract liabilities	60,102	23,776
Deferred tax liabilities	82	91
Deferred revenues	1,402	1,869
Total long-term liabilities	636,938	673,908
Total liabilities	1,063,864	961,030
Series A Convertible Preferred Units	84,308	84,308
Partners' capital:
General partner interest	9,589	9,353
Total partners' capital	536,665	526,827
Total liabilities and equity	1,684,837	1,572,165
Common units
Partners' capital:
Common unitholders	523,205	513,603
Class B unit
Partners' capital:
Common unitholders	$ 3,871	$ 3,871